Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Schedule of share options granted was estimated using the binomial option pricing model using the following range assumptions
Description	May 27, 2020

Risk-free interest rate	0.93%
Expected volatility	78.77%
Dividend yield	0
Contractual life	10
Early Exercise Multiple (Suboptimal Factor)	3
Exercise price (NIS)	0.25